Subsequent Events - Schedule of Sales After Period End (Details) - Subsequent Event - 1858 Meca Way $ in Millions	Mar. 01, 2019 USD ($)
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Net Sales Price	$ 2.9
Realized Gain/Loss on Sale	$ 0.0